Right-of-use Assets and Lease Liabilities - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 USD ($) Lease
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Short-term leases description	12 months or less
Lessee's incremental borrowing rate applied to Lease liabilities	3.80%
Depreciation, right-of-use assets	$ 19,564,000
Finance cost, right-of-use liabilities	3,472,000
Cash outflow relating to leases	19,127,000
Additions to right of use assets related to leases	41,397,000
Charges recognized in relation to short-term and low value leases	$ 9,449,000
IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Number of onerous lease contracts required adjustment to right-of-use assets | Lease	0
Bottom of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease contracts term	3 years
Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease contracts term	8 years